                              [Letterhead of Davis Malm & D'Agostine P.C.
                              Attorneys At Law]

May 31, 2007

Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, DC 20549

Attention:	John Zitko Mail Stop 3561
RE:
Harbor Acquisition Corporation
Amendment No. 3 to Preliminary Proxy Statement on Schedule 14A
File No. 001-32688

Ladies and Gentlemen:

        On behalf of Harbor Acquisition Corporation ("Harbor"), there is herewith transmitted electronically for filing Amendment No. 3 to Harbor's preliminary proxy statement and the revised text of the proxy card. The amended preliminary proxy statement relates to Harbor's solicitation of proxies for a special meeting of stockholders to be held as soon as practicable in order to provide an opportunity for the Harbor stockholders to vote on the proposed acquisition by Harbor of Elmet Technologies, Inc. ("Elmet"). Subject to approval by the Harbor stockholders, Harbor proposes to acquire Elmet in accordance with the Stock Purchase Agreement dated October 17, 2006, as amended by Amendment No. 1 dated as of February 9, 2007 (as so amended, the "Stock Purchase Agreement"), among Elmet, the stockholders of Elmet, and Harbor.

        To assist review of the amended preliminary proxy statement by the Commission's staff, we are delivering to John Zitko three printed copies of the amended preliminary proxy statement and the revised text of the proxy card. Each of those copies is marked to show changes from Harbor's preliminary proxy statement as filed with the Commission on April 12, 2007. As described in certain paragraphs below, we are also providing to Mr. Zitko copies of certain additional documents requested in connection with the staff's review of the amended preliminary proxy statement.

        Harbor responds as described below to each of the comments in the letter dated May 10, 2007 (the "Comment Letter") from John Reynolds, Assistant Director. Each such comment and related response has the same number as in the Comment Letter, but the page numbers in the comments and the responses have been updated to the relevant page numbers in the amended preliminary proxy statement.

ONE BOSTON PLACE · BOSTON · MA 02108
617-367-2500 · fax 617-523-6215
www.davismalm.com

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        As described below, Harbor has requested confidential treatment for a portion of the responses to comments nos. 23 and 68 pursuant to Rule 83 of the rules and regulations of the Securities and Exchange Commission (the "Commission") with respect to the Freedom of Information Act.

General

1.
We note your response and amended disclosure with respect to comment two from our letter of March 21, 2006. Please revise to identify and clarify the dates, parties and substance of conversations regarding Mr. Cady's first activities as a member of the "management team," including the initial contact and communication with respect to his possible involvement with HAC as an advisor or in any manner. We also note that you disclose on page [50] that "Mr. Cady is an experienced executive and investor with whom Mr. Hanks has been personally acquainted for more than 30 years." With a view to disclosure, tell us if there are any entities in which any officer or director of HAC holds a financial interest and in which Mr. Cady also holds a financial interest.

        RESPONSE: The portion of the carryover paragraph at the top of page 50 has been revised to provide the specified disclosure.

2.
In connection with the preceding comment, please disclose in both your "Q&A" section and "Background of the Acquisition" section all connections, affiliations, relationships between each member of your special committee and each officer, director and special advisor of HAC.

        RESPONSE: The response to the last question on page 5 and the second paragraph on page 60 have been revised to provide the specified disclosure.

3.
We note your response to comment six from our letter of March 21, 2007. Please explain for us what, if any, circumstances have changed since the filing of the amended Form S-1, which stated that shareholders electing conversion would be required to hold their shares through the consummation of the transaction. Please explain how these additional steps to conversion are consistent with the disclosure set forth in the Form S-1. If you conclude that they are not, please disclose the potential consequences, including any liabilities, to the company and its stockholders.

        RESPONSE: Harbor believes that the conversion procedures described on pages 45-46 of the proxy statement (the "Procedures") are consistent with the description of conversion rights in Harbor's IPO prospectus, as opposed to having been adopted because of changes in circumstances since the date of that prospectus. In particular, as described in both the Procedures and the IPO prospectus, stockholders electing to exercise conversion rights will need to hold their shares both on the record date of the special meeting and through the consummation of the transaction. Under the Procedures, stockholders who hold their shares in "street name" on the record date will need, prior to the meeting, to transfer their shares into their own names, but this is not inconsistent with any statement about conversion rights in the prospectus. Rather, the description of conversion rights in the prospectus was short and general in nature, recognizing that the procedures for exercise of conversion rights would need to be subsequently set out in detail in the proxy statement for a proposed business combination by Harbor.

        As explained in Harbor's response to comment no. 6 in the prior comment letter, the purposes of the Procedures are to (i) clarify how a public stockholder will evidence compliance with the conversion procedures described in Harbor's IPO prospectus and (ii) facilitate prompt cash payment by Harbor following the closing to those stockholders who have validly exercised their conversion rights. Harbor's IPO prospectus provides that a public stockholder wishing to exercise conversion rights needs to

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(i) vote against the acquisition (and therefore must hold the shares to be converted either of record or beneficially on the record date of the Harbor stockholder meeting) and claim conversion rights prior to such meeting and (ii) hold the shares to be converted between the record date of the meeting and the closing date (as opposed to acquiring or selling such shares in the market during such period). As described in the prior response, the Procedures will allow Harbor to determine whether an investor claiming a right to a conversion payment has satisfied both of these requirements.

        Because Harbor believes that the Procedures are consistent with the disclosures in the IPO prospectus, Harbor believes there are no potential negative consequences or liabilities to Harbor or its stockholders associated with the Procedures. Furthermore, Harbor notes (as indicated in its response to prior comment no. 6) that the Procedures are almost identical to those which were recently used by two other SPACs (Fortress America Acquisition Corporation and Federal Services Acquisition Corporation) which have completed their acquisitions of operating companies and whose IPO prospectuses described conversion rights in substantially the same manner as Harbor's IPO prospectus.

4.
It appears that HAC would be able to verify ownership and match votes with shareholders claiming conversion rights if shareholders were required to hold their shares until consummation, although the timeline for consummation may be different than under the newly proposed conversion terms. Please tell us how many days, if any, would be added to the timeline under the structure described in the Form S-1. We may have further comment.

        RESPONSE: As stated in response to comment no. 3 above, Harbor does not believe that the Procedures are inconsistent with the conversion procedures described in the IPO prospectus and therefore does not agree that they are "newly proposed conversion terms."

        If Harbor were to wait until after the closing of the acquisition for converting public stockholders to deliver their stock certificates, Harbor could verify following the closing whether the number of shares for which stock certificates are delivered is consistent with the aggregate number of shares which were voted against the acquisition and for which conversion elections were made prior to the meeting. There would be some delay after the closing in making payments to the converting stockholders, but the amount of such delay (whether a few days or longer) would be determined by the converting stockholders since they would not be paid until promptly after they deliver their stock certificates. However, in the case of shares held in street name on the record date, Harbor would not be able to determine whether all of the shares for which stock certificates are delivered after the closing were in fact beneficially owned by the same investors both on the meeting's record date and thereafter through the closing, and Harbor would have difficulty in dealing with conversion demands by stockholders whose shares were held in street name on the record date should certificates (in street name) for more shares be delivered after the closing than were voted (in street name) against the acquisition and for which conversion elections were made prior to the meeting.

        More importantly, as described in the response to prior comment no. 6, it is essential from the standpoint of both Harbor and its public stockholders who want the acquisition to be completed that Harbor be able to verify, prior to and not after the closing of the acquisition, whether or not 20% or more of the shares held by the public stockholders are subject to valid conversion claims. If 20% or more of the shares held by the public stockholders were subject to valid conversion claims, Harbor would not be permitted to close the acquisition even if the acquisition were approved by a significant majority in interest of the public stockholders and even if stock certificates for less than 20% of the shares held by all public stockholders might ultimately be delivered after the closing. In Harbor's case, complying with this requirement is not a theoretical concern since the market price for Harbor

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common stock is now within three percent of the estimated per share conversion price, and such trading price may either increase or decrease before the closing of the acquisition (assuming the acquisition is approved by Harbor's public stockholders at the meeting). As described in the last Q&A on page 9 of the proxy statement, Harbor and Elmet plan to close the acquisition promptly following Harbor's stockholder meeting if the acquisition is approved by Harbor's public stockholders at the meeting. It is therefore essential that Harbor be able, prior to and not after the closing, to determine the exact number of shares which are subject to valid conversion claims, and the Procedures will enable Harbor to make such determination (either favorable or unfavorable) prior to the scheduled closing date for the acquisition in an expeditious and cost-effective manner.

5.
We note your response to comment seven from our letter of March 21, 2007. Please revise your disclosure to clarify what you consider to be a "minor amount" for processing the withdrawal of the shares from street name. Additionally, please provide the basis for such characterization in light of the price paid per unit in HAC's IPO. Also, explain if such cost could be incurred even though shareholders ultimately do not need to convert shares because, for example, the transaction is not approved.

        RESPONSE: As described on page 46 of the proxy statement and in the response to prior comment 7, neither Harbor nor its transfer agent will charge a tendering Harbor stockholder any fee or other payment in connection with such stockholder's compliance with the Conversion Procedures, but Harbor understands that certain banks or brokerage firms through which stockholders have elected to hold their shares in "street name" may charge, pursuant to the existing agreements between such stockholders and those firms, minor processing fees under two circumstances. The first of such circumstances would be relevant if, in accordance with the Procedures, the brokerage firm or bank causes, at the request of a stockholder, a stock certificate for the Harbor shares now held in street name to be issued prior to the Harbor stockholder meeting in the name of such stockholder so that such certificate can be delivered to Harbor's transfer agent along with a conversion demand prior to the meeting. Under those circumstances, there would be no need for the brokerage firm or bank to take any further action following the closing since Harbor's transfer agent would already have all information necessary to make the cash conversion payment directly to the stockholder. The second of such circumstances would be relevant if the Procedures were not in effect and that brokerage firm or bank causes, at the request of the stockholder, the stockholder's shares to be delivered in street name following the closing with instructions as to how the transfer agent should make payment to the brokerage firm or bank for the benefit of the stockholder's account.

        Harbor has contacted three "full-service" brokerage firms (including the lead manager of Harbor's IPO), three "discount" brokerage firms and three banks, at each of which Harbor understands Harbor shares are likely now being held in street name for the benefit of Harbor stockholders. Those three "full-service" brokerage firms advised Harbor that they would not charge any fee under either of the circumstances described above, since this type of processing is a service they provide their customers without addition cost. Those three "discount" brokerage firms and the three banks advised Harbor that they would charge fees ranging from $25 to $50 per transaction under either of the circumstances described above, which fees would not vary depending on either the number of Harbor shares or the market value of those shares which the firm was processing at the request of the customer. For any Harbor stockholder holding at least $500 worth of Harbor shares through a street name account at one of those discount brokerage firms or banks and electing to convert those shares, it therefore appears that such fees would represent less than 1% of the conversion payment to be received by such

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stockholder, and that basically the same amount of fees would be payable whether or not Harbor requires compliance with the Procedures by converting stockholders.

        Based on the information which Harbor has obtained from those brokerage firms and banks, Harbor therefore believes that Harbor's establishment of the Procedures will likely result in converting stockholders paying either no amount, or no additional amount, to their brokerage firms or banks if the acquisition is successfully completed. However, the Procedures would result in those converting stockholders paying an additional amount to their brokerage firms or banks (in the minor amounts described above) if both (i) the acquisition is not successfully completed (and the relevant stockholders wish therefore to redeposit their shares back into street name) and (ii) those brokerage firms or banks charge their customers a processing fee for complying with the Procedures. In order that Harbor stockholders who elect to convert will incur no additional cost under those circumstances, a sentence has been added to the first full paragraph on page 46 stating that, if the acquisition is not successfully completed, Harbor will reimburse any public stockholders who now hold their Harbor shares in street name and who elect to exercise conversion rights for any processing fees or other similar charges which those stockholders incur to the banks or brokerage firms which now hold their shares in street name as a result of complying with the Procedures.

6.
We note your response to comment eight from our letter of March 21, 2007. Please identify on page 89 the officers and categories of other employees currently anticipated to receive the shares.

        RESPONSE: In response to this comment, additional disclosure has been added to the first full paragraph on page 89. In addition, in response to comment no. 76, Harbor is providing to Mr. Zitko of the Commission's staff as supplemental information, under a request for confidentiality, a copy of Schedule A-2 to the Stock Purchase Agreement which lists the names of prospective recipients and the respective numbers of Elmet's shares which Elmet now anticipates each of the 16 Elmet officers and employees may receive if Mr. Jensen elects to contribute to Elmet prior to the closing the maximum of 1,730,740 Elmet shares which is permitted by the Stock Purchase Agreement and the other terms of the management equity transfers described below are satisfied. These prospective recipients and the respective numbers of shares are all subject to change.

        However, at the request of Elmet, Harbor respectfully submits that disclosure in the proxy statement of the names and respective number of shares which each Elmet officer may potentially receive is neither appropriate under the terms of the proposed management equity transfers, material to a holder of Harbor common stock or required by the rules and regulations of the Commission. The employees, including officers, of Elmet have not been approached regarding the proposed issuance of Elmet shares to them and Elmet does not expect to do so until after the definitive proxy statement with respect to the proposed acquisition of Elmet by Harbor is filed with the Commission. The definitive proxy statement, together with various filings made by Harbor with the Commission and other information to be provided by Elmet, will contain important information that these prospective recipients of Elmet common stock will need to consider with respect to the proposed issuance of Elmet shares and subsequent transaction with Harbor. These prospective recipients will then be asked to execute, and become bound by, certain documents with respect to the proposed acquisition of Elmet by Harbor. Moreover, although Mr. Jensen has preliminarily identified each prospective recipient to the board of directors of Elmet and to Harbor (as described in Schedule A-2 to the Stock Purchase Agreement), Mr. Jensen retains complete and absolute discretion as to whether the management equity transactions will occur, and retains complete and sole responsibility as to the recommendation to Elmet's board of directors of both the identity of each prospective recipient and the number of shares

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that may be transferred to such recipient. Neither Harbor nor any of its officers or directors have any influence over whether the management equity transactions will occur and, if they do, to whom such awards will be made. Both Mr. Jensen and Elmet's board of directors believe that the management equity transactions are in Elmet's and, if the proposed acquisition of Elmet by Harbor is completed, Harbor's, best interests and that identifying the prospective recipients before final decisions with respect to these transactions are reached is in neither company's best interest. Elmet has confirmed to Harbor that no proposed recipient is an affiliate of Harbor. For the foregoing reasons, Harbor respectively submits that the revised disclosure now on page 89 of the proxy statement sets forth the information about Elmet's proposed management equity transfers that is material to a Harbor stockholder.

7.
It appears from the second risk factor on page [29] and the second Q&A on page nine that you will proceed if 19.9% of shareholders elect to convert, and that the Bank of America loan commitment would be necessary to pay for conversions if more than a certain amount of shareholders elect to convert. Please revise the Q&A and risk factor to quantify the minimum number of shares to be converted that would require use of funds from the loan commitment. Also, please revise Management's Discussion and Analysis to address the availability of funds for operations assuming 19.9% conversions.

        RESPONSE: In response to this comment, the second risk factor on page 29 has been revised to clarify that, whether or not any public stockholders exercise their conversion rights, Harbor will need to use at least $35.0 million of the $50.0 million term loan to be borrowed at the time of the closing under its proposed new senior credit facility to finance the acquisition. This is because Harbor's estimated total cash payment at closing (approximately $111.5 million if the closing occurs in July 2007) is approximately $30.8 more than the $80.2 million which was in the trust account on April 30, 2007 and the estimated after-tax earnings which will be earned on that trust account between May 1, 2007 and the anticipated closing date. As already described in that risk factor, the commitment letter which Harbor has obtained for its new credit facility provides that Harbor will borrow all $50.0 million of its new term loan at the closing in any event. In response to this comment, the second risk factor on page 29 has also been revised to clarify that the extent (if any) to which public stockholders elect to exercise their conversion rights will not affect the amount of Harbor's borrowing at the time of the closing. Rather, the extent of such exercise will affect Harbor's future ability to utilize up to approximately $15.6 million (the amount which would be payable to the converting stockholders assuming maximum conversion) of the borrowing under the term loan for future capital expenditures and working capital as opposed to making payments to the converting stockholders. In addition, the last paragraph on page 151, which is part of Harbor Management's Discussion and Analysis, has been expanded to describe this issue.

8.
We note your response to comment 11 from our letter of March 21, 2007. Please revise the last Q&A on page two and where appropriate, including the last paragraphs on pages 17 and [28], to disclose that the trust funds are insufficient for the proposed acquisition, and that the transaction could not be consummated without funds you anticipate receiving after final negotiations of the commitment letter you received from the Bank of America.

        RESPONSE: The last Q&A which begins on page two, the last paragraph on page 17, and the third and fifth paragraphs on page 28 have been revised to provide the specified disclosures.

9.
We note your response to comment 13 from our letter of March 21, 2007. Please revise the first paragraph after the list of four proposals on the cover page, the last Q&A on page two, the last

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  paragraph on page 15 and where appropriate to include a short introductory sentence quantifying the amount up to which you will pay for Elmet. Currently these paragraphs contain lengthy sentences, transaction details, assumptions and parenthetical phrases that make it difficult to ascertain the purchase price. A brief description of the factors affecting changes to the purchase price should follow, with the details of such factors appearing in the appropriate section of the back of the document.

        RESPONSE: The first paragraph after the proposals in the CEO's cover letter, the last Q&A on page 2, and the carryover paragraph which starts on page 15 have been revised to quantify the price which Harbor will pay for Elmet and the factors which will affect such price (primarily the closing date and the extent, if any, to which the contingent consideration may become payable in the future), and to make the description easier for stockholders to understand.

10.
We note your response to comment 14 from our letter of March 21, 2007 and the statement that "Mr. Jensen and Elmet's stockholders other than the institutional stockholders were not, at that point in time, prepared to sell the company." Please revise the Background discussion to address the reason(s) why such persons were not prepared to sell the company in September 2005 but were prepared to do so one month later, including any circumstances that changed from September to October.

        RESPONSE: The sentence from Harbor's response to prior comment no. 14 which is quoted in this comment relates to matters which are described under "Background of the Acquisition—Elmet's preliminary consideration of a strategic transaction," which has been revised and now appears on pages 51-52 of the proxy statement. Harbor respectfully notes that, based on information provided by Elmet, the reference formerly in that section to October 2005 has been revised to December 2005. Harbor has been advised that October 2005 was the first date that one particular investor, who is not affiliated with Harbor, suggested that if Elmet were to begin considering a strategic transaction with a third party, it should meet with The Bigelow Company based on that investor's knowledge of The Bigelow Company's experience in transactions involving companies like Elmet. However, December 2005 was the date at which Elmet's board of directors began actually considering the type of a transaction that is referred to with the disclosure in the proxy statement, namely a sale of the company or similar event, and the disclosure has been revised as such.

        Elmet has also advised Harbor as follows:

          In 2003, Mr. Jensen was very interested in acquiring the Elmet business from Philips Lighting. In order to complete that acquisition, Mr. Jensen required several pieces of a puzzle. Of these pieces, most importantly, Mr. Jensen needed to locate the funds necessary to pay the proposed purchase price. Mr. Jensen recognized that the Elmet business' cash flow could support a significant revolving senior credit facility. However, Mr. Jensen, who did not have the funds necessary to bridge the gap between the prospective purchase price and the amount a customary senior lender would provide, sought out "professional money" from a limited number of investors who were in the business of making investments. Mr. Jensen did not know any of these potential investors. It was only after Mr. Jensen had decided, on his own, to acquire the Elmet business that he sought out these professional investors. At no point was there a concept of a "group" buying the Elmet business; instead, it was Mr. Jensen, with the financial backing of both Elmet's senior lender and these professional investors.

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          Just as the senior lender included numerous contract provisions intended to protect its credit extension, the professional investors, including those affiliated with senior officers and directors of Harbor, included numerous protective provisions, such as "preferences" in their securities, control over certain of Elmet's matters, including the continuation of Mr. Jensen's role, and other contract provisions that were intended to guarantee significant returns to these investors before Mr. Jensen realized any meaningful economic benefit. In Mr. Jensen's view, the September 2005 transaction was a compromise by Mr. Jensen and Elmet's professional investors. The professional investors would realize some return on their investment and Mr. Jensen, as a major holder of common stock that was significantly impaired by the professional investors' protective provisions, was able to get these professional investors to eliminate their protective provisions that acted as a significant overhang not just on his investment, but also on his operation and control over the business that he had been involved with for decades and that he had been instrumental in acquiring. The September 2005 recapitalization of Elmet's original capital structure as created on January 1, 2004, did not provide Elmet with any operating capital, although it did provide Elmet with increased availability under its credit facility.

          In Mr. Jensen's view, the September 2005 recapitalization was a compromise that Mr. Jensen insisted must occur before any further exploration of how the professional investors could realize more on their investment. However, Elmet's professional investors are just that—investors. They recycle their capital and they, and Mr. Jensen, realized that, notwithstanding the September 2005 transaction, the market for companies like Elmet was still very strong, the debt capital was readily available and a further liquidity event was quite possible. As a result, and following the September 2005 recapitalization that eliminated much of the professional investors' preferences and protective provisions, Mr. Jensen and the professional investors were then willing to consider pursuing other transactions. The Elmet board of directors realized that the other transactions that would be considered, namely a sale of the company or similar transaction, would take months to accomplish and therefore starting early to prepare did not mean that the transaction would be completed in the near term. It is also important to note that the decision to pursue a recapitalization (rather than a sale of the company) was actually made in May or June 2005, with the actual closing occurring in September 2005. As such, the decision to begin considering a sale of Elmet took place 8 months after the decision to pursue a recapitalization.

        Harbor and Elmet respectfully submit that the above background to Elmet's, and more importantly, Mr. Jensen's thinking as to the initial purchase from Philips and related financing on January 1, 2004, the September 2005 recapitalization and the further pursuit of liquidity events, namely a sale of Elmet or similar transaction, is neither material to a Harbor stockholder nor required by the rules and regulations of the Commission. What Elmet believes it does explain is how Mr. Jensen, who had a long-time involvement with the Elmet business, has been able to acquire that business, finance that acquisition and then subsequently live with the entities that financed that acquisition. At Elmet's request, Harbor respectfully submits that no further disclosure be required to respond to comment no. 10 as there is adequate discussion of the September 2005 recapitalization, including the removal of protective provisions discussed above, in the third full paragraph which has been added on page 51 of the proxy statement.

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Cover Page

11.
Please revise the first two paragraphs after the list of proposals to clearly present the information by deleting or moving details to the appropriate section in the body of the proxy statement. Currently the lengthy sentences, embedded lists, details of state law issues and six parenthetical phrases in the first four sentences arc difficult to follow. Also, you create the defined term for "Base Working Capital" when this is presented on pages 2 and 16 before being explained in detail on page [91]. Revise accordingly.

        RESPONSE: The first two paragraphs after the list of proposals in the President's cover letter and the portion of the carryover paragraph at the top of page 16 have been revised (including deletion in those disclosures of the defined term "Base Working Capital") in response to this comment.

12.
Please revise to briefly summarize the conflicts of interest, including the relationships between HAC officers and directors to Elmet, their participation in the management buyout of Elmet, and the return on their 2004 investment to date, and as would result from the proposed transaction.

        RESPONSE: A new paragraph has been added as the first full paragraph on the second page of the CEO's cover letter in response to this comment.

13.
Please revise to quantify the 2004 purchase price for Elmet and the valuation as of the September 2005 recapitalization.

        RESPONSE: A new paragraph has been added as the carryover paragraph on the first and second pages of the CEO's cover letter in response to this comment.

14.
Please revise to disclose that for the acquisition to be completed, HAC must obtain the purchase price in excess of the trust assets, quantifying such amount, from a Bank of America commitment letter to be fully negotiated prior to closing.

        RESPONSE: A new paragraph has been added as the fourth paragraph on page 1 of the CEO's cover letter in response to this comment.

Questions and Answers About the Proposals, page 1

15.
Please revise to clearly present the information and avoid unnecessary details and. repetition. For example, the last paragraph on page one, the bullet points on page two, and the first four paragraphs on page three repeat details from the back of the document that are not necessary to answer the question presented.

        RESPONSE: The last paragraph on page 1, the carryover paragraph on pages 2-3 and the first full Q&A on page 5 have been revised in response to this comment and comment no. 16. In particular, Harbor believes the paragraph formerly at the bottom of page 5 describing Elmet's decision to seek a strategic partner is not necessary to answer the question there being asked ("What is the background of the existing relationships between Elmet and Mr. Hanks and the three investment funds affiliated under certain of the Harbor directors and officers?"). Accordingly, that paragraph has been revised and moved from being the second paragraph in the response to question ten on page 5 to become the first two paragraphs under "Elmet's preliminary consideration of a strategic transaction" on pages 50-51. However, the bullet points on page 2 have not been deleted because Harbor respectfully submits that those bullet points are directly responsive to the second question on page 1 ("Why are we proposing to acquire Elmet?").

16.
Some of the detailed answers provide information that is not important to an answer to the question presented. For example, details of Elmet's operations and products such as a diode's conversion of electrical signals from AC to DC on pages one and two are unnecessary to answer why you propose to acquire Elmet; details regarding the contingent payment within ten business days after the completion of the audit on page three are unnecessary to answer what you will pay for Elmet; and details of Elmet's decision to seek a strategic partner on page six are unnecessary to answer the question regarding the relationship between Elmet and HAC officers and directors.

        RESPONSE: Please see the response to question 15.

17.
Please revise the question in the last Q&A on page four to delete the reference to how the board of directors addressed potential conflicts. It appears that you present that Q&A on page six.

        RESPONSE: The first question on page 4 has been revised to delete the reference to how Harbor's board addressed the potential conflicts of interest (which is the subject of the last Q&A on page 5).

18.
Please revise the last Q&A on page six to quantify Elmet's total debt and the amount coming due within the next three years. You state that the EBITDA analysis was given "particular emphasis." Your revised disclosure should briefly address whether and how the board considered Elmet's debt in connection with determining the fairness of the purchase price.

        RESPONSE: An additional paragraph has been added as the first full paragraph on page 7 as part of the response to the question on page 6 to (i) quantify Elmet's total debt and the amount of such debt coming due within the next three years and (ii) state that, while Harbor's board of directors was aware of that level of debt and scheduled repayment, Harbor's board did not place any significant weight on such factors because, under the terms of the acquisition, all of Elmet's debt will be repaid at closing. The amount of such debt will therefore not affect the total purchase price to be paid to acquire Elmet, but rather only the respective amounts of such total which will be used to repay Elmet's debt rather than be paid to Elmet's stock and warrant holders.

19.
We note the references to letters and facsimiles on page 11. Please confirm that you will file on the date of first use all soliciting materials. See Sections 14a-6 and 14a-12, and Item 4(b)(2) of Schedule 14A.

        RESPONSE: Harbor confirms that it will file as supplemental proxy materials, on the first date of use, all such letters and facsimiles in accordance with Rules 14a-6 and 14a-12 and Item 4(b)(2) of Schedule 14A.

20.
We note the added disclosure on page five that "In October 2005, Elmet's board of directors believed that the time might then be right to begin the process of exploring strategic alternatives." Please reconcile this statement with the disclosure on page [54], where you state that "certain members of [the HAC] management team had general discussions with Elmet's management over the last two years regarding various strategic alternatives available to Elmet and its stockholders."

        RESPONSE: Harbor respectfully notes, based on information obtained from Elmet, that the reference to October 2005 on page [51] of the proxy statement (which, in response to comment no. 16 as described above has been moved from page 5) has been revised to December 2005. The discussion of various strategic alternatives over a two-year period was only a preliminary discussion of various alternatives that might be pursued. As now described in the third full paragraph on page 51, in December 2005, Elmet's board of directors decided to actually begin the process to pursue a strategic

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transaction, namely a sale of the company or other similar transaction. Without prior discussion, Elmet's board of directors would not have been in a position to consider pursuing such an important event for Elmet. At Elmet's request, Harbor respectfully submits that no further disclosure is necessary to reconcile the discussions over time with an action that occurred at a later date that took into consideration these discussions. Please also see the response to comment no. 10.

21.
In this regard, we note your response to comment 14 and disclosure on page five that the recapitalization provided liquidity and capital. We also note that, following the recapitalization, management decided to pursue strategic alternatives that would provide "additional" capital and "further" liquidity. Revise to elaborate on why Elmet sought additional capital and further liquidity within days of a transaction that provided both. See prior comment 14.

        RESPONSE: In response to this comment and comment no. 22, additional disclosure has been added commencing with the third full paragraph on page [51], which has been moved from page 5 as described in the responses to comments nos. 15 and 20, based upon additional information provided by Elmet to Harbor. As now described in that additional disclosure, Elmet's recapitalization which closed in September 2005 provided some liquidity to Elmet's existing investors, reduced the interest rate payable on its subordinated debentures and provided increased availability under its senior credit facility. In addition, the 2005 recapitalization revised the 2004 terms of the various agreements entered into in January 2004 to enable Mr. Jensen to begin to realize the benefits of the acquisition that he had been fundamental in pursuing, as well as the subsequent growth in Elmet's business since the acquisition from Philips. In October 2005, a shareholder of Elmet who is not affiliated with Harbor or any of its officers or directors suggested to Mr. Jensen that he meet with The Bigelow Company in case Elmet decided to pursue a strategic transaction, which effectively meant a sale of the company or similar transaction, in the near future. At such time, neither Elmet nor Mr. Jensen was prepared to begin formally exploring such an alternative. Over the next couple of months, Mr. Jensen collected information on the market for sales of companies in a similar position to Elmet and in December 2005, the Board of Directors decided to pursue a strategic transaction, which, as noted above, effectively meant a sale of the company or similar transaction.

        At Elmet's request, Harbor also respectfully refers to the response to comment no. 10. As there described, Elmet did not seek additional capital and further liquidity within days of a transaction that provided both. Instead, Elmet then began to consider what its board of directors knew could be a lengthy process. The decision, in December 2005, to begin that process was reached 10 months prior to Elmet's entry into an agreement with Harbor and nearly 18 months ago. Accordingly, Harbor respectfully submits that Elmet's board of directors determined in December 2005 to commence a process that could lead to additional capital and further liquidity, but likely would take significant time, and that the current disclosure adequately describes these matters.

22.
We note the added disclosure on page five that Elmet's board determined in January and February 2006 to explore a recapitalization or sale of Elmet. Please specifically name each member of the Elmet board and each member of the Elmet board that participated in the determination.

        RESPONSE: In response to this comment, disclosure has been added to the third full paragraph on page 51, which has been moved from page 5 as described in the response to comments nos. 15 and 20, to disclose the identities of the members of Elmet's board of directors and the fact that those members decided unanimously to explore a recapitalization or sale of Elmet.

[CONFIDENTIAL TREATMENT OF PORTIONS OF THIS DOCUMENT
REQUESTED BY HARBOR ACQUISITION CORPORATION]

23.
We note your response to comment 15 from our letter of March 21, 2007. Please revise your summary section and the section entitled "Fairness Opinion and Approval of the Acquisition" on page [62] to disclose both the amount that Mr. Jensen paid for his ownership interest as well as the amount he will receive if the acquisition is completed.

        RESPONSE: New paragraphs have been added as the second full paragraph on page 7 and the last full paragraph on page 71 which disclose that: "if the acquisition is completed, John S. Jensen, who is Elmet's founder, principal executive officer and largest stockholder, will receive a significant portion of the total consideration paid to Elmet's stock and warrant holders... [and that] Mr. Jensen received his Elmet shares without payment of cash consideration in connection with Elmet's formation in December 2003." However, those paragraphs do not specifically quantify the amount of the consideration which Mr. Jensen will receive if the acquisition is completed.

        As previously stated in Harbor's response to prior comment no. 15, Harbor and Elmet respectfully submit that no disclosure about the amount of the consideration which Mr. Jensen will receive, if the acquisition is completed, is required since Mr. Jensen currently has no affiliation with Harbor and will not have any affiliation unless and until the acquisition is successfully completed. However, in the interest of advancing the Commission's review process, and without acknowledging that such disclosure is required either due to its materiality or as required by the Commission's rules and regulations, Elmet has authorized Harbor to propose certain disclosure (in addition to that which now appears on pages 7 and 70 as described above) to be included in Harbor's definitive proxy statement as set forth below (redacted in the copy of this letter filed with the Commission via EDGAR pursuant to a request for confidential treatment pursuant to Rule 83 of the Commission's rules and regulations). At Elmet's request, Harbor respectfully submits that the proposed disclosure for which confidential treatment is requested not be included in any preliminary proxy statement as such disclosure may present commercial challenges to Elmet and Mr. Jensen, including employment and management issues, as Elmet and Mr. Jensen will not be discussing in detail the various benefits that Elmet's employees will receive as a result of the proposed acquisition by Harbor, including the proposed management equity transfers and planned company-wide cash bonuses, until the definitive proxy statement is completed and distributed to Harbor's stockholders. Harbor and Elmet respectfully submit that no interest of Harbor's stockholders or the investing public in general will be served by requiring this disclosure prior to the definitive proxy statement and, in fact, such disclosure may have a detrimental effect on Elmet and its business.

        As noted above, Elmet has authorized Harbor to undertake that Harbor will include the disclosure set forth below at the end of the new paragraph added as the second full paragraph on page 7 and at the end of the new paragraph added as the last paragraph on page 71 that carries over to page 72, respectively, of the definitive proxy statement:

  "[OMITTED PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT BY HARBOR ACQUISITION CORPORATION UNDER 17 CFR 200.83 (Rule 83 of the Commission's rules and regulations with respect to the Freedom of Information Act)]"

24.
We note your response to comment 18 and the statement that neither Elmet nor HAC is a party to any letter of intent or definitive agreement with respect to any business combination. We also note the statement that you have made it clear to relevant parties that negotiations regarding a transaction will not be pursued "unless and until Harbor's proposed acquisition of Elmet is successfully completed." Please revise to disclose whether or not Elmet or HAC has entered into

[CONFIDENTIAL TREATMENT OF PORTIONS OF THIS DOCUMENT
REQUESTED BY HARBOR ACQUISITION CORPORATION]

  any preliminary or informal agreement, contingent offer or other arrangement to pursue a business transaction subject to completion of the acquisition of Elmet. We may have further comment.

        RESPONSE: The specified disclosure has been added to the response to the first question on page 2 of the proxy statement.

25.
We note your response to comment 19 from our letter of March 21, 2007 and the added disclosure on page[s 4-5] with respect to the additional "profits interest" held by your five officers and directors if the acquisition of Elmet is consummated. Please revise this Q&A to summarize the specific performance criteria to which you refer. With a view to disclosure, tell us when they were established. Revise the Background discussion to disclose the role that they played in your officers' and directors' decision to pursue and structure the transaction with Elmet.

        RESPONSE: In response to this comment and comment no. 26, the carryover paragraph commencing at the bottom of page 4 has been expanded to provide greater detail about the "profits interest" which Messrs. Hanks, Dullum, Fitzpatrick and Young may be able to benefit from depending upon the performance of one of the three funds with which they are affiliated and which now holds 6.3% of fully-diluted stock of Elmet. In addition, that revised disclosure has been added and further expanded in the "Background of the Acquisition" section as the carryover paragraph on pages 53-4 to disclose the role that such "profits interest" might have played in the decision by those directors and officers of Harbor to pursue and structure the transaction with Elmet.

        Of the three funds affiliated with Messrs. Hanks, Dullum, Fitzpatrick, Young and Durkin and which collectively own 8.3% of Elmet's stock on a fully-diluted basis, New England Partners Capital, L.P. ("NEPC") owns 6.3% of that total of 8.3% fully-diluted shares. As now described in the carryover paragraphs on page 4-5 and 53-4, NEPC is the only one of those three funds whose organizational documents provide for a "profits interest" which is potentially applicable to any Harbor affiliate. NEPC is a small business investment company licensed by the Small Business Administration (the "SBA") under the U.S. Small Business Investment Company Act. As now described on these pages, the general partner in NEPC holds a 20% "profits interest" in certain potential distributions which may be made in the future by NEPC to its general and limited partners (after NEPC has first made priority distributions to the SBA and the investors in NEPC), and Messrs. Hanks, Dullum, Fitzpatrick and Young collectively hold 65% of the total membership interests in that general partner. Mr. Durkin holds no direct or indirect interest in that general partner or in NEPC in any other capacity. The "profits interest" of the general partner in NEPC was created in 2001 when NEPC admitted certain institutional investors as limited partners.

26.
Your revised disclosure should clarify the mechanism established to award your officers and directors under the performance criteria. For example, it is unclear if the mechanism, when triggered by the performance criteria, would attribute a greater proportion of the same amount to the officers and directors, or, if both the funds and the officers and directors would receive greater amounts of cash and shares.

        RESPONSE: Please see the response to comment no. 25.

27.
Please revise Q&A seven through nine to first answer the question with "Yes," or "No," followed by the narrative answer.

        RESPONSE: The responses to questions seven through nine on pages 3 and 4 have been revised to confirm that the answer is "Yes" to each of those questions.

[CONFIDENTIAL TREATMENT OF PORTIONS OF THIS DOCUMENT
REQUESTED BY HARBOR ACQUISITION CORPORATION]

Summary of Proxy Statement, page 12

Interests of Our Directors and Officers in the Acquisition, page 19

28.
We note your response to comment 23 from our letter of March 21, 2007, revised disclosure on pages [19-20], [30-31] and [83], and the reference on page [52] to a "further, and perhaps final, return on their investment." Please revise your disclosure to clarify the return on investment in percentage terms. Please revise the locations in which you disclosed the aggregate consideration to be paid to also include the return on investment in percentage terms for each party, including Mr. Jensen. Similarly revise the Q&A on page [4] to quantify the return on investment to date and as would result from the proposed transaction.

        RESPONSE: With respect to the three investment funds with which Messrs. Hanks, Dullum, Fitzpatrick, Young and Durkin are affiliated, disclosure as to the return on their investment in Elmet has been added to Q&A on page 4, the carryover bullet point at the top of page 20, the carryover bullet point at the top of page 31, the first bullet point on page 83, and the first bullet point on page 165. With respect to Mr. Jensen, no disclosure with respect to a return on investment is provided because, as now stated on pages 7 and 71, Mr. Jensen's shares were issued without cash consideration in connection with Elmet's formation in December 2003, and his return on investment is therefore not calculable. Please also see the response to comment no. 23, including Harbor's undertaking therein.

29.
In this regard, revise the third Q&A on page four to quantify the return on investment.

        RESPONSE: Please see the response to comment no. 28.

Risk Factors, page [28]

30.
Please revise the [second] risk factor on page [33] to address the increase of over 200% for raw materials as described on page [123], and quantify the amount of revenues attributable to fixed price contracts as stated in response to comment 57.

        RESPONSE: The second risk factor on page 33 has been revised in response to this comment.

Background of the Acquisition, page [49]

31.
We note your added disclosure on page [50] that "We have not paid Mr. Cady any fees for his services as an advisor between May 11 and August 2, 2006 or as a director of Harbor since August 2006, but we have reimbursed him for the out-of-pocket travel and other expenses he incurred on our behalf." In this location, please quantify the financial interest Mr. Cady has at stake in the proposed transaction with Elmet.

        RESPONSE: The portion of the carryover paragraph at the top of page [50] has been revised in response to this comment.

32.
We note the added disclosure on page[s 51-52] with respect to how you feel Elmet has changed its character since the 2004 management buyout in which five of your directors participated or invested, including your use of the terms "expanded opportunities," "improved financial performance," and "improved cash flow and EBITDA." Throughout this section, please provide the basis for all comparative and subjective assertions.

        RESPONSE: In response to this comment, the general references to "expanded opportunities," "improved financial performance" and "improved cash flow and EBITDA" have been removed or

[CONFIDENTIAL TREATMENT OF PORTIONS OF THIS DOCUMENT
REQUESTED BY HARBOR ACQUISITION CORPORATION]

replaced with more specific information throughout this section. Harbor notes, supplementally, that the referenced language formerly on page 47 (now pages 51 and 52) appears under "Elmet's preliminary consideration of a strategic alternative." That disclosure was provided in response to the staff's prior comment 14 in its letter dated March 21, 2007, which requested additional background on why Elmet's board elected to consider strategic alternatives. As such, that disclosure is based upon information from Elmet, and does not describe a position of Harbor's management. Harbor also notes, supplementally, that only three of Harbor's six directors and two of Harbor's officers were involved, in any capacity, in the Elmet buyout effective January 1, 2004, and that such involvement arose through their affiliation with three private equity funds which then made investments in Elmet.

33.
We note the disclosure on page [52] that "On April 19, 2006, Bigelow made a presentation to the Elmet board regarding its process for identifying potential investors or buyers which might want to participate in a recapitalization or sale transaction involving Elmet." In this same location, please disclose whether any HAC officers, directors, or special advisors were present at such meeting and, if so, which ones.

        RESPONSE: The last paragraph on page 52 has been revised to state that Mr. Hanks and Mr. Fitzpatrick were present during the Bigelow presentation on April 19, 2006.

34.
In connection with the preceding comment, we note the disclosure on page [52] that Messrs. Hanks and Fitzpatrick were involved in the process of interviewing potential Elmet advisors, including Bigelow, on February 14 and 15, 2006. Please elaborate on the participation of HAC officers and directors in the process of hiring an investment advisor and disclose the identity of any other HAC officer, director or advisor that was involved in the process of interviewing potential Elmet advisors in any manner.

        RESPONSE: An additional paragraph has been added as the second full paragraph on page 52 to further describe the participation of Harbor officers and directors in the selection of an investment banker for Elmet. The new disclosure identifies that John Nugent, a representative of Argosy Capital Partners, who is not affiliated with Harbor, and Todd Fitzpatrick, a representative of New England Partners Capital, L.P., were present at the February 14 and 15 investment banker presentations as observers. Except as described in that paragraph, no officer or director of Harbor participated in the selection process.

35.
Also with respect to the February 2006 meetings, revise to describe any discussions regarding the possibility of a combination between Elmet and entities affiliated with it.

        RESPONSE: Disclosure has been added to the second full paragraph on page 55 confirming that there were no discussions at the February 2006 meetings with potential investment bankers regarding the possibility of a transaction between Elmet and entities affiliated with it.

36.
We note the disclosure on page [54] that "at the time of Elmet's management buyout effective January 1, 2004, neither Mr. Hanks nor any other person who is currently a Harbor director or officer had participated in any discussions regarding, nor was aware of, any plans to establish Harbor." In this location, please disclose the date of first communication between any HAC person or advisor regarding its formation.

        RESPONSE: Three sentences have been added in the second full paragraph on page 54 in response to this comment.

[CONFIDENTIAL TREATMENT OF PORTIONS OF THIS DOCUMENT
REQUESTED BY HARBOR ACQUISITION CORPORATION]

37.
In connection with the preceding comment, we note the disclosure on page [56] that "These discussions did not involve a business combination with us and were not material to us." In this location, please elaborate on how the discussions involved or affected HAC and its officers, directors and advisors.

        RESPONSE: The disclosure in the first full paragraph on page 56 describes the knowledge by Harbor affiliates in their capacities as representatives of private equity firms of the pursuit of strategic alternatives by portfolio companies. A disclosure has been added to the first full paragraph on page [56] clarifying the involvement by Harbor's affiliates in such capacities.

38.
We note the disclosure beginning on the bottom of page [57] that "In view of this deadline, Mr. Hanks determined that it would be prudent for us to obtain a preliminary evaluation of Elmet by the disinterested members of our management team to determine whether the proposed acquisition of Elmet was in their view worth pursuing." Please revise to address the factors underlying Mr. Hanks' determination and explain why this did not occur earlier, assuming the factors were in existence prior to May 11, 2006.

        RESPONSE: The last paragraph on page 57 now describes the factors underlying Mr. Hanks' belief that it would be prudent to have the disinterested members of Harbor's management team proceed with a preliminary evaluation of Elmet.

39.
Please revise to address the extent to which information communicated by Elmet or Bigelow in connection with the proposed transaction was already known to Mr. Hanks or other HAC officers, directors and advisors at the time of the communication. For example, we note the statement in the last paragraph on page [56] that officers of Bigelow communicated to Mr. Hanks on May 4 the proposed timeline to complete the acquisition. It is unclear why Mr. Hanks and others at HAC would not have already known the timeline for Elmet's proposed acquisition, as Messrs. Hanks, Dullum, and Fitzpatrick attended Elmet board meetings as investors and, in the case of Mr. Hanks, as a director; the same persons received Elmet materials; and Messrs. Hanks and Fitzpatrick apparently in connection with their relationships to Elmet had participated in the interviews of potential investment bankers, including Bigelow. As another example, you state on page [58] that Bigelow informed HAC on June 9, 2006 that Elmet had selected HAC "to advance to the next round." As Mr. Hanks was an Elmet director on June 9, and the Elmet board did not create a special committee until June 15, it is unclear why Mr. Hanks would not have known about Elmet's decision prior to the communication from Bigelow. Please revise to clarify accordingly.

        RESPONSE: Other than the historical information contained in the Confidential Descriptive Memorandum and the information provided to Elmet's board of directors at its April 19 meeting, including a preliminary workplan and timeline, Mr. Hanks and other Harbor officers were not aware of information in connection with the proposed transaction prior to the disclosure by Bigelow of that information to Harbor. Additional disclosure has been added in the last paragraph on page 56 and the last paragraph on page 59 to respond to this comment. Please also see the response to comment no. 41.

40.
We note the disclosure on page [58] that "On June 5, 2006, Mr. Hanks and Mr. Durkin had a meeting with Mr. Jensen in Portland, Maine at the offices of Elmet's accounting firm to discuss the benefits and disadvantages of a possible transaction with a publicly-traded special purpose acquisition company." Please revise to discuss the advice that the accounting firm gave, if any.

[CONFIDENTIAL TREATMENT OF PORTIONS OF THIS DOCUMENT
REQUESTED BY HARBOR ACQUISITION CORPORATION]

        RESPONSE: The venue of the meeting at Elmet's independent accounting firm was for convenience only. In fact, no member of the accounting firm was present at the meeting and no accounting advice was rendered at the meeting. As the venue of the meeting had no relevance to the substance of the meeting, the reference in the second full paragraph on page 58 to the location of the meeting within Portland has been removed to avoid any implication that the accounting firm participated in the meeting.

41.
With respect to the decision to select HAC "to advance to the next round," please disclose the identity of any HAC officer, director, and special advisor involved in the decision.

        RESPONSE: The last paragraph on page 58 has been revised to clarify that no officer, director or advisor to Harbor was involved in the decision to have Harbor advance to the next round of bidding.

42.
We note the disclosure on page [59] relating to Knute Albrecht, whose investment vehicle is "not affiliated with any of our directors or officers." However, we also note that Section 1.9 of the Merger Agreement appoints Mr. Albrecht to be the representative of the private equity funds in which five of HAC's officers and directors are partners. Please clarify your use of the phrase "not affiliated" in light of Mr. Albrecht's representation of HAC officers' and directors' interests. Additionally, in this location, please disclose when the decision to appoint Mr. Albrecht as the representative of such funds was made. Finally, please disclose the conflicts which may have resulted from Mr. Albrecht's role in the transaction.

        RESPONSE: The first full paragraph on page 59 has been revised in accordance with this comment to clarify the absence of affiliation between Mr. Albrecht and Harbor, and to describe why Harbor believes potential conflicts are unlikely to arise out of Mr. Albrecht's role as the stockholders' representative under the Stock Purchase Agreement.

43.
We reissue comment 30 from our letter of March 21, 2007. Please revise to address the extent to which Mr. Hanks and any of the "certain members of your management had discussions among themselves regarding the possibility of a transaction between HAC and Elmet. In light of your response to comment two from our letter of March 21, 2007 and your reference to management team "broadly defined," please clarify all parties for which you are providing disclosure. See also comment 29 from our letter of March 21, 2007.

  In this regard, please revise to address discussions and other communications occurring prior to the closing of your initial public offering on May 1, 2006. We note that HAC's existence precedes the closing of the offering, and precedes the filing of the initial S-1 in June 2005. Revise the last sentences of the first full paragraph on page [55] and [the last paragraph on page 56] consistent with this comment.

        RESPONSE: The second full paragraph on page 55 (which was formerly part of the first full paragraph on that page as referenced in this comment) has been revised to disclose that Harbor's management, including its officers, directors and advisors, had no discussions among themselves regarding a transaction between Harbor and Elmet prior to the closing of the initial public offering. Prior to the closing of Harbor's initial public offering, the time and energies of Harbor management were devoted to a successful completion of the IPO. The last paragraph on page 56 has also been revised in response to this comment to identify certain members of Harbor's management with respect to which the changed sentence relates.

[CONFIDENTIAL TREATMENT OF PORTIONS OF THIS DOCUMENT
REQUESTED BY HARBOR ACQUISITION CORPORATION]

44.
In connection with the preceding comment, it is unclear whether or not other representatives of Elmet's institutional investors had discussions with members of Harbor's management, representatives, or advisors with respect to a possible business combination with Elmet. We note the reference to "other representatives of Elmet's institutional investors" attending board meetings on page [55]. Please clarify with respect to any formal or informal communications between Harbor's management, representatives, or advisors and any other party relating to the possibility of a business combination with Elmet prior to May 4, 2006.

        RESPONSE: The second full paragraph on page 55 has been revised to clarify that that no member of Harbor management had discussions with Elmet, its management or with other representatives of other institutional investors in Elmet or any other party regarding a business combination of Elmet with Harbor.

45.
In response to comment 31 from our letter of March 21, 2007 you describe new disclosure regarding contacts between Elmet and members of HAC's management prior to May 1, 2006. You state that management's contacts were made in their capacities as a director or as representatives of Elmet stockholders. We note that at the time of these contacts with Elmet the individuals were involved as officers and directors in the formation of a SPAC; the initial Form S-1, amendments to the S-1; and the offering and closing of the offering for the SPAC. If these individuals did not raise HAC as a possible strategic partner during the meetings and contacts associated with Elmet, explain why they did not at that time, but decided later that Elmet would be a good target.

        RESPONSE: Harbor had not begun its search efforts at the time of the meetings referenced regarding Elmet. Therefore, no determination to pursue a business combination with Elmet had been made at the time of these meetings. As stated in the response to comment no. 43, the time and energies of Harbor management prior to the closing of Harbor's IPO on May 1, 2006 were devoted to the successful completion of Harbor's initial public offering. The second full paragraph on page 55 and the first full paragraph on page 56 have been revised in response to this comment.

46.
We note your response to comment 32 from our letter of March 21, 2007 and the single sentence added to the [second] full paragraph on page 56. Please revise to identify the persons instead of referring to "and/or other members of Elmet's board" and disclose when such discussions occurred. Additionally, clarify your use of the phrase "likely make sense" in the newly-added disclosure.

  Please summarize the substance of the conversation and detail whether any reference was made to the discussions referenced above or the pre-existing relationships between Harbor's officers/directors and Elmet.

        RESPONSE: Disclosure has been added to the second full paragraph on page 56 to describe Harbor's understanding that Messrs. Jensen and Albrecht had suggested on or about May 3, 2006 to Peter Worrell of Bigelow that Bigelow contact Mr. Hanks to determine Harbor's interest in participating in the bidding process for Elmet. At the time of the call with Mr. Hanks on May 4, 2006, Mr. Worrell knew that Mr. Hanks was a member of the Elmet board of directors due to his participation at the presentations made by Bigelow and other investment bankers on February 14 and 15 and April 19 board of director meetings. The existing disclosure summarizes the substance of the May 4 call. There was no discussion about the pre-existing relationships of members of Harbor's management team and Elmet during this call.

[CONFIDENTIAL TREATMENT OF PORTIONS OF THIS DOCUMENT
REQUESTED BY HARBOR ACQUISITION CORPORATION]

47.
We note your response to comment 34 from our letter of March 21, 2007 and the disclosure added to page [57]. Please revise to address the content of any other conversations between Mr. Hanks and the individuals he asked to evaluate Elmet as a possible acquisition target, including but not limited to the May 11 and 12, 2006 conversations. For example, explain what information or advice Mr. Hanks offered regarding Elmet given his position as an investor and member of the board.

        RESPONSE: The existing disclosure describes the substance of the only conversations between Mr. Hanks and the individuals he asked to evaluate Elmet as a possible acquisition candidate regarding their preliminary assessment. Conversations involving Mr. Hanks and these individuals regarding substantive business matters relating to Elmet were conducted within the context of meetings of Harbor's management team, at which time several potential acquisition candidates under consideration were generally discussed. At these meetings, in light of Elmet's provision of the Confidential Descriptive Memorandum and supporting information through Elmet's electronic data site, most of the information which Mr. Hanks had as an investor in and a board member of Elmet was also available to the other members of Harbor's management team. The next to last sentence in the second full paragraph on page 57 discloses that Mr. Hanks indicated during meetings of Harbor's management team that, in his opinion based upon his experience with Elmet, Elmet had been successful in executing its growth plans and that Elmet fit the profile of businesses discussed by Harbor's management team as acquisition candidates.

48.
We note the disclosure on page [57] regarding the May 11 and 12, 2006 meeting where "members of our management team disclosed their affiliations with any of the proposed acquisition candidates we discussed." Please identify each member of your management team to have made such representations and disclose the proposed acquisition candidates associated with each such member of your management team.

        RESPONSE: Harbor has clarified in the second full paragraph on page 57 that the members of Harbor's management team disclosed at the May 11-12 meeting their present and past affiliations with the potential targets then discussed, as well as potential sellers of businesses and other intermediaries. A sentence has been added to that paragraph to disclose that Elmet was the only proposed acquisition candidate with an affiliation to any members of Harbor's management team.

49.
We note your response to comment 36 from our letter of March 21, 2007. Please provide us with Elmet's shareholder list reflecting percentage ownership.

        RESPONSE: In response to this comment, a paper copy of a list of the current holders of Elmet's outstanding stock and warrants is being delivered as supplemental information to John Zitko of the Commission's staff. The copy consists of Schedule A-1 to the Stock Purchase Agreement with an additional column showing ownership of each of Elmet's current stock and warrant holders on a fully-diluted basis. Elmet is a private company and a significant number of its stock and warrant holders neither now have, nor will acquire as a result of the acquisition, any affiliation with Harbor except (in the case of certain of them) ownership of less than 1% of Harbor's outstanding stock. Accordingly, delivery of the copy of this list is accompanied by a request for confidential treatment under Rule 83 of the Commission's rules and regulations governing information under the Freedom of Information Act, as well as request under Rule 12b-4 under the Securities and Exchange Act of 1934, as amended, that the Commission return such copy upon completion of the staff's review of Harbor's proxy statement.

50.
We note your response to comment 38 from our letter of March 21, 2007. Please revise to identify the individuals and summarize the substance of conversations regarding the preliminary assessment of Elmet, regardless of whether the individual participated as an advisor, liaison or in his capacity as an investor in Elmet. Tell us if written materials were provided in this meeting or subsequent meetings or communications.

        RESPONSE: As disclosed in the first paragraph on page 58, the only individuals from Harbor involved or present during the preliminary evaluation of Elmet were Messrs. Bullock, Carson, Cady, Mahoney and Fitzpatrick. No written materials were provided during this meeting. There were no conversations regarding their preliminary assessment until the conference call on the following Monday. As disclosed in the last sentence in the first paragraph on page 58, the substance of the conversations regarding the preliminary assessment of Elmet by Messrs. Bullock, Carson, Cady, and Mahoney in that conference call, and as subsequently reported to the other members of Harbor's management team, was that "Elmet was a potential target worth pursuing, primarily due to their preliminary assessment that Elmet had a strong management team, positive cash flow from operations and opportunities for growth."

        During Elmet's management presentation to Harbor's representatives on June 29, 2006, the management of Elmet made a formal presentation, which included a slide show that was shown to other bidders. In addition, Bigelow distributed a document entitled "Management Investor Presentation" at the June 29 meeting, which Elmet has advised Harbor was also presented to other bidders who visited Elmet. Prior to or at Elmet's management presentation on June 29, the only other written materials provided to Harbor's representatives were the Confidential Descriptive Memorandum, which Harbor received on May 24, and an instructional memorandum from Bigelow, received on or about May 31. After the June 29 management presentation, any materials provided to Harbor's representatives were in connection with Harbor's due diligence investigation of Elmet.

51.
We note your response to prior comment 39. Revise the carryover paragraph on page[s 60-1] to quantify the "increase in valuation." Similarly revise the [first full] paragraph on page [61] to summarize the terms and discussions instead of stating that the parties "agreed to certain tennis and disagreed with others." Also, quantify the "revised bid" in the [second full] paragraph on page [61] and identify the "various negotiation issues" and "certain terms." Vague references to "certain" terms and revised bids do not provide shareholders with an understanding of how, when and why the terms of the proposed transaction changed during negotiations.

        RESPONSE: The carryover paragraph on pages 60-1 and the first and second full paragraphs on page 61 have been revised in response to this comment.

52.
We note your response to comment 40 from our letter of March 21, 2007 and the revised disclosure on page [62]. Please revise to clarify why Mr. Hanks believed it would be inappropriate for him to remain on Elmet's board.

        RESPONSE: The third full paragraph on page 62 now describes in greater detail the reasons for Mr. Hanks' resignation.

53.
Please revise the [third full] paragraph on page [62] to address the extent to which Mr. Hanks, in his capacity as a director of Elmet or otherwise, participated in negotiations or Elmet's internal communications regarding HAC's offer.

        RESPONSE: A sentence has been added at the end of the third full paragraph on page 62 stating that Mr. Hanks did not participate in his capacity as a director of Elmet or otherwise, in Elmet's internal communications or its negotiations regarding Harbor's offer.

[CONFIDENTIAL TREATMENT OF PORTIONS OF THIS DOCUMENT
REQUESTED BY HARBOR ACQUISITION CORPORATION]

Factors Considered by Our Board of Directors, page [63]

Purchase Price for Elmet, page [66]

54.
We note your response to comments 5 and 52 of our letter dated March 21, 2007. It appears that Elmet's goodwill created by the January 2004 buyout was approximately $1.5 million, and that the proposed transaction would create goodwill of approximately $100 million. Please revise to address in qualitative and quantitative terms the factors that management considered as supporting an increase in intangible value of approximately $100 million.

        RESPONSE: As described in the response to comment no. 65, the amount of the total purchase price which Harbor will allocate to goodwill (approximately $89.8 million) upon the closing of the acquisition solely reflects the difference between such total price and the amounts allocated to Elmet's assets for the reasons described in that response. Please see the response to comment no. 56 with respect to the principal factors which Harbor believes explain the increase in the purchase price over the previous valuations of Elmet on January 1, 2004 and September 1, 2005.

55.
Please revise to address the comparability of EBITDA between Elmet and the companies whose EBITDA is used in the fairness analyses. To the extent EBITDA is computed using significant variations among the companies, it appears that you should highlight these limitations here and in risk factors. The statement on page [69] that Elmet's EBITDA "may be different than EBITDA as calculated by other businesses" does not adequately present the issue or explain the limitations of using such a non-GAAP financial number. Your risk factor should contrast the EBITDA figures and projections with Elmet's GAAP net income and long term debt.

        RESPONSE: The third full paragraph on page 69 has been revised, and an additional paragraph added immediately thereafter, in response to this comment. In addition, a new risk factor has been added at the top of page 30.

56.
We refer you to comment 46 from our letter of March 21, 2007. Please revise:

  •
  To explain how Elmet was valued at approximately $90 million in September 2005. It appears that the distributions to investors in connection with the recapitalization effected a net loss of Elmet assets. It is unclear how Elmet increased in value by approximately $60 million from 2004 to 2005 when stockholders' equity decreased during the same period from a positive balance of over $4 million to a deficit of over $9.6 million.

  •
  To identify the principal factors that resulted in the change in value from the time of the management buyout to the recapitalization. Where possible, please describe in quantitative terms each principal factor.

  •
  To explain how the assessment of Elmet's net value at the time of the recapitalization takes into account the company's short and long term debt, which appears to have doubled at the time of the recapitalization.

  •
  To address if and how projections, intangible assets or subjective assessments account for a significant portion of the approximately $60 million increase in Elmet's net value between 2004 and just prior to and after the recapitalization.

  Please revise accordingly and provide background information and details underlying your valuations in the response letter.

[CONFIDENTIAL TREATMENT OF PORTIONS OF THIS DOCUMENT
REQUESTED BY HARBOR ACQUISITION CORPORATION]

        RESPONSE: Disclosure has been added commencing with the first full paragraph on page 70 through the second full paragraph on page 71 in response to this comment.

Fairness Opinion, page [75]

57.
We note your response to comment 47 and reissue the comment in part. It is still unclear what assumptions support some of the valuations. For example, it is unclear how the tabular information supplied under the publicly traded guideline company method equates to the specific valuation of between $144.8 million and $159.1 million disclosed on page C-15. Also, it is unclear what assumptions factored into the decision to discount multiples by 10% (as opposed to 5%, 50% or another amount) to account for Elmet's smaller size, higher leverage, and lower liquidity. Please revise accordingly.

        RESPONSE: To determine a range of enterprise values for the public guideline company method, Houlihan has advised Harbor that Houlihan applied Elmet's EBITDA and EBIT to the median and mean multiples of comparable guideline companies (see chart below) and adjusted the multiples downward by 10% to conclude the following (as summarized on page C-15): Median Total Enterprise Value/EBITDA = 9.4x (10.4x × (1 - 10%) = 9.4) and Median Total Enterprise Value/EBIT = 10.7x (11.9x × (1 - 10%) = 10.7), and Mean Total Enterprise Value/EBITDA = 9.1x (10.1x × (1 - 10%) = 9.1) and Mean Total Enterprise Value/EBIT = 11.8x (13.1x × (1 - 10%) = 11.8). The 10% adjustment was applied to both sets of multiples to address Elmet's relative differences with the comparable guideline companies, specifically Elmet's smaller size, higher leverage, and lower liquidity. Houlihan has advised Harbor that based on Houlihan's experience as a professional valuator, Houlihan believes the 10% (as opposed to 5%, 50% or some other amount) adjustment best addresses these relative differences and is supported by standard practices that are well documented in the valuation industry.

Elmet Technologies, Inc.

Public Company Ratio and Valuation Multiple Comparison - Date of Value 09/30/2006

TRADING DATA

			% of 52-Week
Ticker		Stock Price 9/30/06			Shares Out	Market Cap	Enterprise Value	EPS (LTM)
	Trading Data		High	Low
ATI	Allegheny Technologies Inc.	62.19	0.71	238.1	100.6	6,255.9	6,815.0	0.26
BW	Brush Engineered Materials Inc.	24.87	0.87	172.2	19.9	493.7	573.0	0.36
CRS	Carpenter Technology Corp.	107.51	0.76	210.1	25.5	2,743.8	3,095.1	4.98
HYNI	Haynes International Inc.	39.00	0.99	260.0	10.0	390.0	515.5	68.64
KMT	Kennametal Inc.	56.65	0.84	122.6	38.7	2,190.2	2,616.6	3.91
PCP	Precision Castparts Corp.	63.16	0.93	138.5	135.5	8,556.7	9,682.0	1.92
PH	Parker-Hannifin Corp.	77.73	0.89	128.0	119.7	9,307.2	10,438.7	4.17
RTI	RTI International Metals Inc.	43.58	0.52	139.3	22.9	995.8	995.8	0.68
TIE	Titanium Metals Corp.	25.28	0.53	295.2	161.1	4,073.3	4,214.1	0.40
	Max	$107.51	1.0	295.2	161.1	$9,307.2	$10,438.7	$68.64
	Median	56.65	0.8	172.2	38.7	2,743.8	3,095.1	1.92
	Mean	55.55	0.8	189.3	70.4	3,889.6	4,327.3	9.48
	Min	24.87	0.5	122.6	10.0	390.0	515.5	0.26
	STDEV	26.39	0.2	63.8	58.4	3,411.8	3,814.3	22.26

[CONFIDENTIAL TREATMENT OF PORTIONS OF THIS DOCUMENT
REQUESTED BY HARBOR ACQUISITION CORPORATION]

SIZE, GROWTH AND LEVERAGE DATA
Latest Twelve Months

					Historical Growth Rates
Ticker	SGLPTL	Revenue	EBITDA	Assets	Revenue	EBITDA	Net Income	Debt/ Equity (%)	Debt/ Total Cap %	Debt/ EBITDA		EBITDA/ Interest
	Elmet Technologies, Inc.	56.4	16.1	36.2	-5.8%	-2.0%	-16.7%	-515.1%	64.1%	1.4		5.8
ATI	Allegheny Technologies Inc.	4,007.4	652.4	3,115.4	21.7%	106.4%	129.2%	52.1%	34.3%	0.9		16.6
BW	Brush Engineered Materials Inc.	631.0	44.8	464.7	24.5%	-2.5%	34.6%	33.4%	25.0%	1.8		8.3
CRS	Carpenter Technology Corp.	1,568.2	358.5	1,887.9	19.3%	45.9%	56.3%	35.2%	26.0%	0.9		15.4
HYNI	Haynes International Inc.	413.4	94.1	442.8	37.8%	1139.5%	-84.1%	88.9%	47.1%	1.3		12.5
KMT	Kennametal Inc.	2,329.6	335.6	2,435.3	5.8%	17.3%	114.8%	31.8%	23.9%	1.2		10.8
PCP	Precision Castparts Corp.	3,815.9	723.0	4,715.8	22.9%	29.9%	1657.0%	49.5%	33.1%	1.6		16.4
PH	Parker-Hannifin Corp.	9,385.9	1,315.4	8,173.4	16.3%	20.2%	11.3%	26.7%	21.1%	0.9		17.4
RTI	RTI International Metals Inc.	412.9	84.8	530.7	50.7%	159.5%	257.6%	0.0%	0.0%	0.0		0.0
IE	Titanium Metals Corp.	998.6	336.5	1,056.3	67.5%	185.3%	55.6%	6.8%	6.2%	0.1		84.7
	Max	$9,385.9	$1,315.4	$8,173.43	67.5%	1139.5%	16.6	88.9%	47.1%	1.8	x	84.7	x
	Median	1,568.2	336.5	1,887.90	22.9%	45.9%	0.6	33.4%	25.0%	0.9		15.4
	Mean	2,618.1	438.5	2,535.81	5.8%	-2.5%	(0.8)	36.0%	24.1%	1.0		20.2
	Min	412.9	44.8	442.80	29.6%	189.1%	2.5	0.0%	0.0%	0.0		0.0
	STDEV	2,886.3	406.5	2,553.94	19.1%	362.5%	5.4	26.2%	14.3%	0.6		24.8

[CONFIDENTIAL TREATMENT OF PORTIONS OF THIS DOCUMENT
REQUESTED BY HARBOR ACQUISITION CORPORATION]

Elmet Technologies, Inc.

Public Company Ratio and Valuation Multiple Comparison—Date of Value: 09/30/2006

PROFITABILITY, TURNOVER AND LIQUIDITY DATA
Latest Twelve Months

				Margins (%)
		Profitability (%)				Activity			Liquidity Ratios
Ticker					Net Income
	SGLPTL	ROE	ROIC	EBITDA		DSO	DPO	DIO	Quick		Current
	Elmet Technologies, Inc.	-161.9%	NA	28.5%	14.2%	63.1	34.3	86.0	0.7		1.5
ATI	Allegheny Technologies Inc.	53.9%	25.6%	16.3%	11.2%	45.3	36.7	85.0	1.3		2.7
BW	Brush Engineered Materials Inc.	9.0%	4.7%	7.1%	3.2%	44.9	14.6	84.3	1.0		2.6
CRS	Carpenter Technology Corp.	25.4%	16.6%	22.9%	13.5%	49.8	43.8	73.0	2.7		3.7
HYNI	Haynes International Inc.	21.6%	21.6%	22.8%	6.6%	55.6	45.7	202.0	0.5		1.5
KMT	Kennametal Inc.	24.0%	10.5%	14.4%	11.0%	53.3	35.4	88.3	1.3		2.4
PCP	Precision Castparts Corp.	18.9%	12.8%	18.9%	10.2%	54.7	41.7	96.8	0.7		1.7
PH	Parker-Hannifin Corp.	16.8%	13.4%	14.0%	7.2%	54.8	32.6	54.7	1.0		1.9
RTI	RTI International Metals Inc.	11.5%	11.5%	20.5%	11.1%	54.5	29.9	265.4	2.2		6.4
TIE	Titanium Metals Corp.	32.6%	28.4%	33.7%	19.3%	59.7	31.3	204.6	1.3		4.0
	Max	53.9%	28.4%	33.7%	19.3%	59.7	45.7	265.4	2.7	x	6.4	x
	Median	21.6%	13.4%	18.9%	11.0%	54.5	34.0	88.3	1.3		2.6
	Mean	23.7%	16.1%	19.0%	10.4%	52.5	31.2	128.2	1.3		3.0
	Min	9.0%	4.7%	7.1%	3.2%	44.9	0.0	54.7	0.5		1.5
	STDEV	13.4%	7.7%	7.4%	4.6%	4.9	14.1	74.9	0.7		1.5

PUBLIC COMPANY VALUATION MULTIPLES

Ticker		TEV/ REVENUE	TEV/ EBITDA		TEV/ EBIT		TEV/ BV		PRICE/ REVENUE		PRICE/ EBITDA		PRICE/ EBIT		PRICE/ BOOK VALUE		PRICE/ EARNINGS
ATI	Allegheny Technologies Inc.	1.7	10.4		11.9		6.3		1.6		9.6		10.9		5.8		14.0
BW	Brush Engineered Materials Inc.	0.9	12.8		26.1		2.4		0.8		11.0		22.5		2.1		24.0
CRS	Carpenter Technology Corp.	2.0	8.6		10.0		3.3		1.7		7.7		8.8		3.0		13.3
HYNI	Haynes International Inc.	1.2	5.5		6.2		3.7		0.9		4.1		4.7		2.8		14.7
KMT	Kennametal Inc.	1.1	7.8		9.9		2.0		0.9		6.5		8.3		1.7		8.2
PCP	Precision Castparts Corp.	2.5	13.4		15.6		4.3		2.2		11.8		13.7		3.8		22.1
PH	Parker-Hannifin Corp.	1.1	7.9		10.1		2.5		1.0		7.1		9.0		2.2		14.7
RTI	RTI International Metals Inc.	2.4	11.7		14.1		2.4		2.4		11.7		14.1		2.4		22.4
TIE	Titanium Metals Corp.	4.2	12.5		13.9		6.6		4.1		12.1		13.4		6.4		24.0
	Max	4.2	13.4	x	26.1	x	6.6	x	4.1	x	12.1	x	22.5	x	6.4	x	24.0	x
	Median	1.7	10.4		11.9		3.3		1.6		9.6		10.9		2.8		14.7
	Mean	1.9	10.1		13.1		3.7		1.7		9.1		11.7		3.3		17.5
	Min	0.9	5.5		6.2		2.0		0.8		4.1		4.7		1.7		8.2
	STDEV	1.0	2.7		5.7		1.7		1.1		2.8		5.1		1.7		5.7
58.
It appears from page C-20 that Houlihan's 80% valuation assumes that Elmet's assets include funds from the HAC trust. Please identify the assumptions used in the valuation and explain their bases. We may have further comment.

        RESPONSE: For purposes of Houlihan's analysis on page C-20, the funds held in Harbor's trust account were included in Harbor's assets, but not in Elmet's assets. The sole purpose of Houlihan's analysis on page C-20 is to determine whether or not the fair value of Elmet is at least 80% of Harbor's net assets at the time of the acquisition, as required by Harbor's Certificate of Incorporation. As described on page C-20 and the preceding portions of Houlihan's fairness opinion and the

[CONFIDENTIAL TREATMENT OF PORTIONS OF THIS DOCUMENT
REQUESTED BY HARBOR ACQUISITION CORPORATION]

supplement thereto, Houlihan has determined that the fair market value of Elmet is between $136.0 million and $176.1 million. Since Harbor's net assets (including the funds held in the trust account) as of June 30, 2006 were $62.4 million (assuming the maximum permitted amount of conversions occur) and $77.9 million (assuming no conversions occur) and Harbor's net assets will not increase prior to the closing except to the extent of after-tax interest earned on the trust account (after deduction of certain permitted amounts for expenses), Houlihan's conclusion on page C-20 is that the "80% test" will clearly be satisfied in connection with the proposed acquisition.

59.
We note your response to comment 48. Please revise the [last] paragraph on page [75] to provide all of the applicable representations listed in Section II.D.1 of the November 14, 2000 Current Issues Outline.

        RESPONSE: The last paragraph on page 75 has been revised to include the additional representations listed in Section II.D.1 of the November 14, 2000 Current Issues Outline.

60.
With a view to disclosure, tell us the principal assumptions, including those regarding the trust and debt and debt repayment, used to formulate the financial projections that Houlihan used in providing its opinion.

        RESPONSE: Houlihan has advised Harbor that Houlihan's analysis focused on Elmet and the set of assumptions that governed Elmet management's projections (as described below). Since Houlihan's evaluation was of Elmet and not Harbor, the scope and purpose of Houlihan's opinion did not address trust and debt and debt repayment at the Harbor level.

        Houlihan has advised Harbor that Elmet's five-year forecasts were based on the following principal assumptions:

  •
  Mix of manufactured products will reflect this year's mix except for the addition of new business

  •
  Sell price is equal to 2006 year-to-date average (See note 14 for price increase estimate)

  •
  Molybdenum will equal 2006 average price paid

  •
  Manufacturing will continue to perform at demonstrated levels of efficiency

  •
  Administrative costs will remain flat except for the head count that has been identified and budgeted

  •
  Cost to produce includes increased utilities cost of 1.8 million in 2006 and then extrapolated in each subsequent year based on production

  •
  Cost of tungsten will remain at $11 per pound for Philips products and at contracted rates for non-Philips products

  •
  2.5% decrease in pricing for sales to Philips and increase for purchased products is reflected in the margins until 2009

  •
  No significant changes in the economy are assumed. Elmet will continue to run at the current load in the factory

  •
  Salaries are projected to increase 3.5% in May of each year

  •
  No changes in debt structure or ownership is forecasted

[CONFIDENTIAL TREATMENT OF PORTIONS OF THIS DOCUMENT
REQUESTED BY HARBOR ACQUISITION CORPORATION]

  •
  Cost reductions of $590,000 are included in the forecast as improved margins in 2006 and carried forward each subsequent year

  •
  Out years are there for comparative purposes only

  •
  Manufacturing costs reflect the addition of 5 engineers in 2007 and 2 each in 2008 and 2009

  •
  Selling costs reflect the addition of 3 sales people in 2007

  •
  Administrative costs reflect the addition of a Marketing VP/COO in 2007

  •
  Inventory turns improve to reflect the additional information available for master scheduling

  •
  Scrap recovery is reduced to $1 million per year after 2007 and held constant, which will be the net amount after yield losses

  •
  60-inch rolling mill added in 2008 at cost of $4 million

61.
We note the statement contained in the supplement to Annex C that "Houlihan did not consider any asset-based approaches." Please address the reasons for this in your discussion of the fairness opinion beginning on page [77].

        RESPONSE: A new paragraph has been added as the second full paragraph on page [77] in response to the comment and comment no. 62.

62.
Similarly revise Background to address the valuation of the combined entity's intangible assets as presented in your response to comment 65. We may have further comment.

        RESPONSE: Please see the response to comment no. 61.

63.
We note your response to comment 54 and the statement that Elmet made available audited financial statements. As audited financial statements would have been required regardless of the acquisition target, it is unclear how Elmet satisfies this objective any more than any other target considered by HAC. Please revise to explain the significance of this objective.

        RESPONSE: It appears to Harbor that this comment does not relate to the "Fairness Opinion of Houlihan Smith & Company, Inc." section on pages [75] to [78] of the proxy statement because that section does not deal (nor should it deal) with Elmet's relative ability to make available audited financial statements as compared to other potential targets considered by Harbor. Instead, it appears to Harbor that comment no. 63 relates to the "Background of the Acquisition" section beginning on page 49 because that section addresses the availability of audited financial statements as one of the factors which Harbor considered in evaluating Elmet and other potential targets. Accordingly, in response to comment no. 63, a new paragraph has been added as the first paragraph on page 51 which describes Harbor's evaluation of Elmet's ability to deliver audited financial statements, as compared to such ability of other potential targets.

64.
Please revise the last paragraph on page [77] to identify in quantitative and qualitative terms the specific factors referenced by the "significant changes" that occurred to Elmet's business. For example, it is unclear what the change was to Elmet's revenues and line of business, and how such factors affected Houlihan's assessment.

        RESPONSE: The last paragraph on page 77 has been revised in response to this comment to describe the principal changes which Houlihan has advised us that it noted.

[CONFIDENTIAL TREATMENT OF PORTIONS OF THIS DOCUMENT
REQUESTED BY HARBOR ACQUISITION CORPORATION]

Unaudited Pro Forma Condensed Consolidated Financial Statements, page [101]

65.
We note your response to our prior comment 52. We believe that situations in which it is appropriate to allocate all (or substantially all) of the purchase price to goodwill are rare. Describe the factors contributing to a purchase price resulting in recognition of goodwill.

        RESPONSE: As described in the responses to comments nos. 51 and 52 in the prior comment letter, Harbor has allocated the purchase price among the Elmet assets, except for accounts receivable, inventory (which has been valued as described in the response to prior comment no. 51), prepaid expenses and taxes, based upon the appraisals which Harbor has obtained from Gordon Brothers Asset Advisors, a well-recognized appraisal firm. In addition to the appraisals of Elmet's property, plant and equipment previously received and described in the response to prior comment no. 51, Gordon Brothers has recently provided to Harbor an appraisal of the fair value of Elmet's intangible assets. That appraisal states that as of April 18, 2007 the fair market value of Elmet's purchase contract with Philips is approximately $2,015,000 and that Elmet's other intangible assets (consisting of Elmet's customer relationships, patent applications, in-process research, and development and supply contracts) have no current fair market value.

        As described in Notes 1 and 3(a) to the pro forma financial statements on page [107], Harbor will pay a total price for Elmet's business at closing of approximately $124.6 million in cash and Harbor stock if the closing occurs in July 2007. Of that total purchase price, the approximately $89.8 million which is being allocated to goodwill (as described in Note 3(b) on page 108) is the residual amount produced by deducting from the total purchase price the value of Elmet's tangible and intangible assets as determined (except for accounts receivable, inventory, and prepaid expenses and taxes) by the Gordon Brothers appraisals. Since the amount of such total purchase price being allocated to goodwill represents approximately 72% of that total purchase price, Harbor respectively submits that, contrary to the suggestion in this comment, "all (or substantially all) of the purchase price" is not being allocated to goodwill.

66.
In pro forma adjustment (b) on page [108], you state the cash purchase price to be paid for Elmet is $108,854,000. This is the same amount that was discussed throughout your previous two proxy statements and also on page [87] of this document. However, on page 2 of this document, you have revised to state you will pay $111.1 million in cash for Elmet. Please revise to provide consistent information throughout the document and revise the pro forma financial statements as needed.

        RESPONSE: As described under "Purchase Price—Payment" on pages 86-7 of the proxy statement, the Stock Purchase Agreement provides that the cash purchase price which Harbor will pay for Elmet at closing would have been approximately $108.9 million if the closing had occurred by January 31, 2007, but that such cash purchase price will increase (up to maximum of $3.0 million) beginning on February 1, 2007 until the closing date in monthly increments of $500,000 and then decreasing after three increments to $375,000. Page 2 (and elsewhere in the proxy statement) states that, assuming the closing occurs in July 2007, the total cash payment which Harbor will make at the closing will be approximately $111.5 million, which amount includes $2.25 million of such additional increments of the purchase price.

        As described in Note 1 to the pro forma financial statements as included in the previously filed preliminary proxy statement, it was assumed that the purchase price would not be increased by any such additional payments because those statements were then prepared on the assumption the closing

[CONFIDENTIAL TREATMENT OF PORTIONS OF THIS DOCUMENT
REQUESTED BY HARBOR ACQUISITION CORPORATION]

would occur as of December 31, 2006 (in the case of the pro forma balance sheet) and January 1, 2006 (in the case of the pro forma statements of operations). Based on that assumption, pro forma adjustment (b) on page 108 previously assumed a total cash payment at closing of $108,854,000. Harbor acknowledges that the difference between such amount and the approximately $111.5 cash payment at closing described in other parts of the proxy statement may potentially be confusing to investors. Accordingly, Note 1 to the pro forma financial statements on page 108 now states that, for purposes of the pro forma financial statements, the cash payment at closing will be approximately $111.5 million (which will be the case if the closing occurs in July 2007) and that amount therefore now appears in pro forma adjustment (b) on page 108.

67.
On page [108], you report $256,000 as additional transaction costs in pro forma adjustment (a) and $594,000 as Harbor additional transaction costs in pro forma adjustment (b). Please reconcile these amounts and revise the pro forma adjustments as needed.

        RESPONSE: Pro forma adjustment (b) on page 108 has been revised to consistently reflect estimated transaction costs of $248,000 as of the revised date of April 1, 2007 for the pro forma combined balance sheet.

Directors and Executive Officers, page [155]

68.
We reissue prior comment 63 in part. You do not provide the disclosure requested by Item 402(b). Also, disclosure should be provided for directors such as Messrs. Cady and Fitzpatrick even though they are not anticipated to be continuing.as officers or directors.

        RESPONSE: In response to this comment, Harbor confirms that the amounts stated under "Historical Executive Compensation" on page 159 for Harbor's directors and officers include amounts paid to both Harbor's current directors and officers which the Stock Purchase Agreement provides will continue to serve following the acquisition (Messrs. Carson, Dullum, Hanks and Mahoney) and those which the Stock Purchase Agreement provides will resign at the closing (Messrs. Cady, Durkin, Fitzpatrick and Young).

        With respect to disclosure of compensation of Elmet's officers in addition to that which now appears on page 159 under "Anticipated Employment Arrangements for Certain Executive Officers," Harbor has communicated to Elmet the staff's request in comment no. 68, as further described in the telephone call on May 24 from John Zitko and James Lopez of the Commission's staff to the undersigned. Based upon that conversation, Harbor and Elmet understand that the staff has requested that Item 402(b) information be provided in Harbor's proxy statement with respect to each of Elmet's executive officers. At Elmet's request, Harbor respectfully submits that, as a private company, Elmet does not follow the same procedures that public companies generally follow and, in particular, the compensation (except for compensation specifically required by John Jensen's employment contract through December 31, 2008) of Elmet's executive officers who become "named executive officers" of Harbor (including certain officers of Elmet, as Harbor's operating subsidiary) will in the future be determined by the Compensation Committee of Harbor's Board of Directors. The members of that Committee will be Harbor's independent directors rather than the current members of Elmet's board of directors which have made such compensation decisions for the Elmet officers in the past. In addition, Harbor respectfully submits, at Elmet's request, that Elmet is a private company and Elmet's officers (except for Mr. Jensen, Elmet's CEO, and Carl Miller, Elmet's CFO) are not aware of the compensation which any of the other Elmet officers has received in the past. Accordingly, Elmet submits that Elmet may suffer competitive harm and business disruption, including with employees and

[CONFIDENTIAL TREATMENT OF PORTIONS OF THIS DOCUMENT
REQUESTED BY HARBOR ACQUISITION CORPORATION]

members of management, in the event Harbor sets forth in a preliminary proxy statement filing the compensation disclosure contemplated by Item 402(b) with respect to each of Elmet's officers other than Mr. Jensen.

        However, in the interests of advancing the Commission's review process, and without acknowledging that such disclosure is required either due to its materiality or by the Commission's rules and regulations, Elmet has authorized Harbor to propose certain disclosure concerning the historical compensation of Elmet's officers to be included in Harbor's definitive proxy statement as set forth below (redacted in the copy of this letter filed with the Commission via EDGAR pursuant to a request for confidential treatment pursuant to Rule 83 of the Commission's rules and regulations). Harbor proposes that the disclosure set forth below will appear in Harbor's definitive proxy statement immediately following the description of Elmet's executive officers under "Management" and prior to the heading "Customers"(which now appears on page 126 of the amended preliminary proxy statement), and will be referenced under "Anticipated Employment Arrangements for Certain Executive Officers" (which now appears on page 160 of the amended preliminary proxy statement). At Elmet's request, Harbor respectfully submits that the proposed disclosure set forth below contains disclosure which is materially responsive to Item 402(b) with respect to Elmet's officers but omits the title "Compensation Discussion and Analysis" and certain items that are not applicable to Elmet as a private company. Moreover, inclusion of certain of the Elmet officers in this disclosure does not constitute a determination by Harbor that each such officer will be an "executive officer" or "named executive officer" of Harbor if Harbor completes its proposed acquisition of Elmet.

        As noted above, Elmet has authorized Harbor to undertake that Harbor will include the disclosure set forth below concerning the historical compensation of Elmet's officers at the end of the section of the definitive proxy statement entitled "Management" and prior to the section entitled "Customers" on page 126 of the preliminary proxy statement:

  "[OMITTED PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT BY HARBOR ACQUISITION CORPORATION UNDER 17 CFR 200.83 (Rule 83 of the Commission's rules and regulations with respect to the Freedom of Information Act)]"

69.
Please address the incentive-related stock awards contemplated by the rollover shares as discussed in response to comment eight of our letter of March 21, 2007.

        RESPONSE: Elmet respectfully directs the staff's attention to the response to comment no. 6 with respect to the proposed management equity transfers which may be made by Mr. Jensen and Elmet's board of directors prior to the closing. The awards are not being made by Harbor and will have no vesting or similar performance criteria. Instead, the goal of Mr. Jensen, as Elmet's CEO and majority stockholder, is to provide certain employees with some ownership in Elmet, but neither he, Elmet nor, in the event its acquisition of Elmet is completed, Harbor, is placing any limitations, vesting requirements or other criteria on the prospective recipients except for certain restrictions on resale unrelated to compensation consideration in order to address the requirements of applicable securities laws. It should be noted that, as disclosed on page 89 of the proxy statement, Elmet also intends to deliver cash bonuses to Elmet's employees, on a company-wide basis, as well. This information is provided not because any disclosure of it is necessary, but to display to the Commission that Elmet is working diligently to see that the employees who have helped make Elmet successful are rewarded in the event Harbor's proposed acquisition is completed.

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Independent Auditors' Report, page F-2

70.
In response to prior comment 64, you state, "Elmet's auditors already had the information and simply restated the financial statements to adopt SFAS 150 a year earlier than when it was originally adopted." Please clarify what you mean by "restated" in this context and explain the role of the audit firm in the preparation of Elmet's financial statements and the specific services they provided with respect to the revision.

        RESPONSE: Elmet's independent auditors for the year ended December 31, 2005 assisted the management of Elmet in drafting the restated financial statements to adopt SFAS 150 a year earlier than when it was originally adopted. The information required to assist management was already available in the auditors workpapers and did not require additional auditing procedures to be performed, other than some recalculations. The term "restated" simply referred to management's act of revising the 2005/2004 financial statements (amounts were revised to show the effects of adopting SFAS 150 as of 1/1/04 vs. 1/1/05).

71.
Furthermore, it is not clear why additional audit procedures would not have been required after the revision of the financial statements. We note the 2004 financial statements were revised subsequent to their inclusion in the amendment filed on December 22, 2006. However, the audit report is dated December 12, 2006. Please provide additional explanation of the facts and refer to the specific auditing standard that supports your position.

        RESPONSE: The date of the report of Elmet's independent auditors for the year end December 31, 2005 on page F-2 has been revised to February 13, 2007 and additional audit procedures were performed through that date.

Note 11—Capital Stock and Warrants, page F-15

72.
We note your response to our prior comment 65. Please tell us why the "calculated equity value" of $5.0 million is an appropriate valuation of Elmet and was calculated in accordance with one of the three methods discussed in the AICPA Practice Aid. Tell us which of the three approaches was used to determine the enterprise value. It does not appear that utilizing an asset based approach valuation would be appropriate for Elmet since it was an established company at the time the 11,872,000 shares of common stock were issued. With respect to our prior comment 66, if it is determined that the value of the 11,872,000 shares of common stock should be restated, please review your classification for the debit side of the journal entry.

        RESPONSE: The enterprise value of Elmet was determined using the Market Approach as set forth in the AICPA Practice Aid, which is preferable to the other two approaches because it relies on and uses data generated by actual market transactions. Elmet had just been purchased at an arm's-length price through the management buyout, therefore, an actual market transaction existed to compare with. A comparison to other transactions involving similar companies was not possible because of the limited number of comparable transactions for companies of this type and size. Harbor reiterates the portion of its response to prior comment no. 67 which stated, "Because Elmet had just been acquired for a total purchase price of $29.5 million, this appeared to be the best evidence of Elmet's overall fair value (enterprise value)…" In this case, since the transaction had just occurred, the Market Approach provided the best evidence of fair value. Since immediately post-transaction Elmet had approximately $24.5 million of interest-bearing debt, the overall equity value was determined to be approximately $5 million ($29.5 - $24.5). Harbor further reiterates the portion of its prior response to

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prior comment no. 67 which stated, "Elmet's independent accountants for such periods calculated and allocated the equity value among the classes of equity ownership using an Option Pricing Model (OPM) consisting of the Black-Scholes Method... The results of these option calculations indicated that there was no value left to the common shareholders after reflecting the significant preferences of the preferred shareholders reflected in the option pricing."

Note 13—Commitments and Contingencies, page F-18

73.
We note your response to our prior comment 71 describing the mercury, PCBs, molybdenum and tungsten exposures found as of January 1, 2004. Please tell us whether you performed any analyses to determine whether you contributed to these exposures or any other environmental conditions subsequent to January 1, 2004. Revise your footnotes accordingly.

        RESPONSE: At Elmet's request, Harbor informs the staff that Elmet has not performed any analysis with respect to its contribution to the environmental conditions subsequent to January 1, 2004. However, it is important to note that, to Elmet's knowledge, PCBs were removed from its facility in the early 1990s and the use of mercury at its facility was eliminated during the 1980s. No analysis has been done with respect to the other environmental conditions other than ongoing ground water and well monitoring.

Report of Independent Registered Public Accounting Firm, page [F-49]

74.
The statement of operations reports on the periods from June 20, 2005 (inception) to December 31, 2005 and 2006. However, the audit report makes reference to an inception date of June 10, 2005. Accordingly, please revise either the audit report or statement of operations. Also, please make the appropriate changes to your Form 10-K.

        RESPONSE: In response to this comment, pages F-49 and F-53 have been corrected and an amendment to Harbor's Form 10-K annual report filed.

Statement of Stockholders' Equity, page [F-52]

75.
This statement appears to state the activity during the twelve months ending December 31, 2006 is "Unaudited." Since the audit report scope appears to include activity for this period, please explain to us why the statement of stockholders' equity appears to state this information is not audited. Also, please make the appropriate changes to your Form 10-K.

        RESPONSE: In response to this comment, page F-52 has been corrected and an amendment to Harbor's Form 10-K annual report filed.

Annexes

76.
Please include as an appendix Schedule A-2 to the purchase agreement.

        RESPONSE: In response to this comment, a copy of Schedule A-2 to the Stock Purchase Agreement is being delivered as supplemental information to John Zitko of the Commissioner's staff. For the reasons described in the response to comment no. 49 (which relates to Schedule A-1 to the Stock Purchase Agreement, which represents Elmet's current stockholder list) delivery of the copy of Schedule A-2 is accompanied by a request for confidential treatment under Rule 83 of the Commission's rules and regulations governing information under the Freedom of Information Act, as

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well as a request under Rule 12b-4 under the Securities and Exchange Act of 1934, as amended, that the Commission return such copy upon completion of the staff's review of Harbor's proxy statement.

        Furthermore, although Harbor is delivering a copy of Schedule A-2 to Mr. Zitko in response to this comment, Harbor and Elmet believe that inclusion of such Schedule in Annex A to the proxy statement is neither required by Item 601(b)(2) of Regulation S-K nor appropriate under the circumstances. Since Elmet is a privately-held company, we are aware of no requirement that the names and respective holdings of Elmet's stock and warrant holders, or the respective amounts of the consideration which they will receive if the acquisition is completed, be publicly disclosed unless such holders are affiliates of Harbor. The proxy statement fully describes such information for each of Elmet's stock and warrant holders with which certain of Harbor's directors and officers are affiliated and, as described above in the response to comments 28 and 29, the definitive proxy statement will include that information for Mr. Jensen (who is not now an affiliate of Harbor but will become such an affiliate if and when the acquisition by Harbor is completed). In light of the foregoing, both Harbor and Elmet respectfully submit that the contents of Schedule A-2 to the Stock Purchase Agreement is not material to the decision by Harbor's stockholders and may be properly omitted from the proxy statement in accordance with Item 601(b)(2) of Regulation S-K.

Closing Comments

        Please contact either the undersigned or Andrew Myers of this firm should you have any questions or requests for additional information with respect to this filing. Thank you for your assistance.

Very truly yours,
/s/ JOHN D. CHAMBLISS
John D. Chambliss
cc:
Robert J. Hanks, Chief Executive Officer
Todd A. Fitzpatrick, Chief Accounting Officer
Andrew D. Myers, Esq.

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